As filed with the Securities and Exchange Commission on November 30, 1998


                        Securities Act Registration No. 333-39133
                 Investment Company Act Registration No. 811-8461

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                Pre-Effective Amendment No.                        [ ]

              Post-Effective Amendment No.     2                   [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                       Amendment No.   4                           [X]

                GRAND PRIX FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   Wilton Executive Campus
   15 River Road, Suite 220
     Wilton, Connecticut                    06897
(Address of Principal Executive Offices)  (Zip Code)


  Registrant's Telephone Number, including Area Code:
                    (203) 761-9600

                    Robert Zuccaro
                Target Investors, Inc.
                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

     It is proposed that this filing will become
     effective (check appropriate box)
          [ ]     immediately upon filing pursuant to paragraph (b)
          [X]     on November 30, 1998 pursuant to paragraph (b)
          [ ]     60 days after filing pursuant to paragraph (a)(1)
          [ ]     on (date) pursuant to paragraph (a)(1)
          [ ]     75 days after filing pursuant to paragraph (a)(2)
          [ ]     on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
          [ ]     this post-effective amendment designates a new
                  effective date for a previously filed post-effective amendment.

                CROSS REFERENCE SHEET


     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A).

                                          Caption or Subheading in
                                          Prospectus or Statement
     Item No. on Form N-1A                of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Investor Expenses;
                                          Highlights

  3.   Condensed Financial                Financial Highlights
       Information

  4.   General Description of             Investment Strategy;
       Registran                          Implementation of
                                          Policies and Risks; Investment
                                          Objective and Restrictions;
                                          Fund Organization and
                                          Management


  5.   Management of the Fund             Fund Organization and
                                          Management
  5A.  Management's Discussion
       of Fund Performance                *

  6.   Capital Stock and Other            Highlights; Fund
       Securities                         Organization and
                                          Management; Dividends, Capital
                                          Gain Distributions and
                                          Tax Treatment

  7.   Purchase of Securities             Fund Organization and
       Being Offered                      Management; Your Account;
                                          Determination of Net Asset
                                          Value; Distribution and
                                          Shareholder Servicing Plan


  8.   Redemption or Repurchase           Your Account;
                                          Determination of Net Asset
                                          Value

  9.   Pending Legal Proceedings          *



PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.  Cover Page                         Cover Page

  11.  Table of Contents                  Table of Contents

  12.  General Information                *
       and History

  13.  Investment                         Investment Objective and
       Objectives and Policies            Restrictions;  Investment
                                          Policies and Techniques; Fund
                                          Transactions and Brokerage

  14.  Management of the                  Directors and Officers;
       Fund                               Investment Advisor

  15.  Control Persons and                Principal Shareholders;
       Principal Holders of               Directors and  Officers
       Securities

  16.  Investment Advisory                Investment Advisor; Fund
       and Other Services                 Organization   and Management
                                          (in Prospectus);  Plan of
                                          Distribution; Custodian,
                                          Transfer Agent and  Dividend-
                                          Disbursing Agent; Independent
                                          Auditors

  17.  Brokerage Allocation               Fund Transactions and
       and Other Practices                Brokerage

  18.  Capital Stock and                  Included in Prospectus
       Other Securities                   under the heading Fund
                                          Organization and Management

  19.  Purchase, Redemption and           Included in Prospectus
       Pricing of Securities Being        under the headings  Your
       Offered                            Account; Determination of Net
                                          Asset Value; and in the
                                          Statement of Additional
                                          Information under the headings
                                          Plan of Distribution and
                                          Redemption in Kind

  20.  Tax Status                         Included in Prospectus
                                          under the heading
                                          Dividends, Capital Gain
                                          Distributions and Tax
                                          Treatment; and in the
                                          Statement of Additional
                                          Information under the heading
                                          Taxes

  21.  Underwriters                       Distributor

  22.  Calculations of                    Performance
       Performance Data                   Information

  23.  Financial Statements               Financial Statements

________________________

*  Answer negative or inapplicable.

PROSPECTUS
November 30, 1998

                        [Logo]
                GRAND PRIX FUNDS, INC.

                    Grand Prix Fund

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
              Telephone:  1-800-432-4741
            Website:  www.grandprixfund.com


     Grand Prix Funds, Inc. ("Corporation") is an open-
end,  management investment company, commonly  referred
to   as  a  mutual  fund.   The  Corporation  currently
comprises one non-diversified portfolio: the Grand Prix
Fund  ("Fund").   The  Fund's investment  objective  is
capital  appreciation.  The Fund seeks to  achieve  its
investment objective by investing primarily  in  common
stocks  of companies that exhibit fast earnings  growth
and  are rising in price.  Target Holdings Corporation,
doing   business   as  Target  Investors,   Inc.   (the
"Advisor"), believes that the use of this momentum strategy has the potential for higher returns than other investment strategies. Under federal securities laws, the Fund is "not diversified." As a result, it may be more vulnerable than a "diversified" fund to fluctuations in the value of the companies in the Fund's portfolio.

     You may invest in the Fund by purchasing shares at a price equal to their net asset value plus an initial sales charge imposed at the time of purchase. Certain purchasers of Fund shares may have the initial sales charge waived. Fund shares are also subject to a Rule
12b-1 plan pursuant to which an aggregate annual fee of 0.25% is charged on the average net assets of the Fund.

     This  Prospectus contains information  you  should
consider before you invest in the Fund.  Please read it
carefully   and  keep  it  for  future  reference.    A
Statement  of  Additional Information ("SAI")  for  the
Fund,   dated  November  30,  1998,  contains   further
information,  is  incorporated by reference  into  this
Prospectus, and has been filed with the Securities  and
Exchange  Commission ("SEC").  The SAI,  which  may  be
revised from time to time, is available without  charge
upon request to the Fund at the above-noted address  or
telephone number.
                 ____________________

     THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED   OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

HIGHLIGHTS                                                      3

INVESTOR EXPENSES                                               5

FINANCIAL HIGHLIGHTS                                            6

INVESTMENT STRATEGY                                             6

IMPLEMENTATION OF POLICIES AND RISKS                            7

INVESTMENT OBJECTIVE AND RESTRICTIONS                           9

FUND ORGANIZATION AND MANAGEMENT                               10

YOUR ACCOUNT                                                   11

DETERMINATION OF NET ASSET VALUE                               18

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    18

INDIVIDUAL RETIREMENT ACCOUNTS                                 19

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        20

YEAR 2000 ISSUE                                                21

FUND PERFORMANCE                                               21

ADDITIONAL INFORMATION                                         22


     No   person  has  been  authorized  to  give   any
information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                      HIGHLIGHTS

What is the objective of the Fund?

     The   Fund's   investment  objective  is   capital
appreciation.  The Fund seeks to achieve its investment
objective  by investing primarily in common  stocks  of
companies  that the Advisor believes have the potential
for  revenue and earnings growth superior  to  that  of
companies    with    similar   market    or    business
characteristics.    The  Advisor  will   not   consider
dividend  or  interest  income  in  the  selection   of
investments.  See "Investment Strategy" and "Investment
Objective and Restrictions."

In what types of companies/securities will the Fund invest?

     The  Advisor intends to invest primarily in common
stocks of companies which the Advisor characterizes  as
"growth"  companies.  The Fund's securities  selections
will  be  made  without regard to  an  issuer's  market
capitalization;  however, the Advisor anticipates  that
most investments will be made in companies that have  a
small-to-medium   market   capitalization.    In    the
Advisor's opinion, a growth company is a company that is likely to experience positive sales and earnings growth at above average rates.

     Under normal circumstances, the Fund will be fully
invested in common stocks, except that a small  portion
of  the  Fund's assets may be held in short-term  money
market  securities and cash to pay redemption  requests
and   Fund  expenses  and  pending  investment.   Under
unusual  circumstances, as a defensive  technique,  the
Fund  may invest up to 35% of its total assets in  cash
and/or  money market instruments deemed by the  Advisor
to  be  consistent with a temporary defensive  posture.
The Fund may but does not intend to leverage its assets
or  invest  in options, futures, derivative  contracts,
initial public offerings or other exotic securities  or
arrangements.   See  "Implementation  of  Policies  and
Risks."

     In an effort to increase returns, the Fund expects
to  trade actively.  The annual portfolio turnover rate
could  range from 300 to 500%, but generally  will  not
exceed  800%.  Higher portfolio turnover rates  usually
generate  additional brokerage commissions and expenses
and   the   short-term   gains  realized   from   these
transactions  are taxable to shareholders  as  ordinary
income.      See      "Financial    Highlights"     and
"Implementation of Policies and Risks."

What are the potential risks of investing in the Fund?

     Equity securities fluctuate in value, often  based
on  factors unrelated to the value of the issuer of the
securities,  and such fluctuations can  be  pronounced.
Changes  in  the  value of the Fund's investments  will
result  in changes in the value of its shares and  thus
the  Fund's  total return to investors.   In  addition,
because the Fund has elected not to be subject  to  the
diversification rules of the Investment Company Act  of
1940,  as  amended  ("1940 Act"), a  relatively  larger
percentage  of  the Fund's assets may  be  invested  in
relatively  fewer  companies than is typical  of  other
mutual  funds.  This non-diversification  may  increase
volatility.    See  "Implementation  of  Policies   and
Risks."

Is an investment in the Fund appropriate for me?

     The Fund is suitable for long-term investors only.
It   is  not  a  short-term  investment  vehicle.    An
investment in the Fund may be appropriate if you seek capital appreciation; seek a mutual fund for the aggressive equity portion of your portfolio; have no immediate financial requirements for this investment;
and are willing to accept a high degree of volatility.

     The  Fund  is designed for investors who have  the
financial ability to undertake greater risk in exchange
for  the opportunity to realize greater financial gains
in   the   future.   See  "Investment   Objective   and
Restrictions."

Who will manage my investment?

     Target  Investors,  Inc.  ("Advisor")  serves   as
investment  advisor to the Fund.   As  of  October  31,
1998,  the  Advisor managed approximately $600  million
for  individual and institutional clients.   See  "Fund
Organization and Management."

How can I purchase or redeem Fund shares?

     Fund  shares are offered at the Fund's  net  asset
value  plus a maximum initial sales charge of 5.25%  of
the  offering price.  Persons who were shareholders  of
the  Fund  as of November 30, 1998 are not  subject  to
this  front-end sales load on additional  purchases  of
Fund  shares.  Certain other exceptions may also apply.
In  addition,  the Fund has adopted a distribution  and
shareholder servicing plan under Rule 12b-1 of the 1940
Act,   which  authorizes  the  Fund  to  pay  a  yearly
distribution and/or shareholder servicing fee of up  to
0.25% of the average daily net assets of the Fund.  See
"Your   Account"  and  "Distribution  and   Shareholder
Servicing Plan."

     You may request redemption of your Fund shares  at
any  time.   There  are  no  redemption  charges.   For
redemptions by wire, however, there is a $10 fee. When a redemption request is received in good order, the Fund will redeem the shares at the Fund's next net asset value determined after receipt of the request.
See "Your Account."

     The   minimum   initial  investment   is   $5,000.
Subsequent investments must be at least $1,000.   These
minimums may be changed or waived at any time by the Fund. See "Your Account."

What is the Fund's policy regarding dividends and other distributions?

     You  should  not  expect  income  from  the  Fund.
However,  as required by law, to avoid double taxation,
the  Fund will distribute substantially all of its  net
realized  capital gains and net investment  income,  if
any,  to  shareholders  annually  in  the  form  of   a
distribution and/or dividend, taxable to you as capital
gain  or  ordinary income.  In the absence of  specific
instructions   to   the  contrary,  distributions   and
dividends will be reinvested in additional Fund  shares
and  will  not be available for the payment  of  taxes.
See   "Implementation  of  Policies  and   Risks"   and
"Dividends,   Capital   Gain  Distributions   and   Tax
Treatment."

Who should I contact if I have questions?

     General  inquiries  regarding  the  Fund  can   be
addressed to either your investment professional or the Fund at the address or telephone number listed on the cover page of this Prospectus.

                   INVESTOR EXPENSES

     The following information is provided to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

Shareholder Transaction Expenses(1)

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)               5.25% (2)
Maximum Sales Load Imposed on Reinvested
  Dividends                                          None
Deferred Sales Load                                  None
Redemption Fees                                      None
Exchange Fees                                        None

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees                                     1.00%
Rule 12b-1 Fees(3)                                  0.25%
Other  Expenses  (after  waivers or
  reimbursements)(4)                                0.40%
Total Operating Expenses (after
waivers or reimbursements)(4)                       1.65%
____________

(1) There are certain charges associated with certain special shareholder services offered by the Fund, including a $23 fee for returned checks or electronic funds transfers and a $10 fee for wire redemptions. For additional information, see "Your
  Account."

(2) This sales load is the maximum rate applicable to purchases of Fund shares by new shareholders on or after December 1, 1998. Existing shareholders as of November 30, 1998, as well as certain other investors are exempt from having to pay this sales load, as described more fully under "Your Account."

(3)    See "Distribution and Shareholder Servicing
  Plan" for detailed information relating to the Rule
  12b-1 distribution and shareholder servicing plan
  ("Plan"). Consistent with the National Association of Securities Dealers, Inc.'s ("NASD") rules, Rule
  12b-1 fees could cause long-term investors in the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(4) The Advisor has agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.65% of the Fund's average net assets until December 31, 1998. After such date, the expense limitation may be terminated or revised at any time. Absent this limitation, other expenses and total operating expenses of the Fund would have been 14.60% and 15.85%, respectively. For additional information, see "Fund Organization and Management."

Example

     You  would pay the following expenses on a  $1,000
investment, assuming a 5% annual return and redemption at the end of each time period.

                   1 year      $ 68
                   3 years     $102

     The Example is based on the above-described "Total
Operating  Expenses."  In addition, the maximum  front-
end  sales  load  is  reflected in  the  Example.   The
amounts  in the Example may increase absent the expense
limitation.   REMEMBER THAT THE EXAMPLE SHOULD  NOT  BE
CONSIDERED AS REPRESENTATIVE OF PAST

OR FUTURE EXPENSES
AND  THAT  ACTUAL EXPENSES MAY BE HIGHER OR LOWER  THAN
THOSE  SHOWN.  The assumption in the Example  of  a  5%
annual  return  is  required by SEC  regulations.   The
assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.


                 FINANCIAL HIGHLIGHTS

     The   following  table  of  financial  information
relating to the shares of the Fund for the period from January 1, 1998 (commencement of operations) to April
30, 1998 has been derived from financial records of the Fund which are unaudited. The table should be read in conjunction with the financial statements and related notes included in the Fund's Semi-Annual Report to Shareholders, which is available without charge by calling or writing to the Fund. The Semi-Annual Report for the period ended April 30, 1998 is incorporated by reference into the Fund's SAI.

     Per Share Data:

     Net  asset  value, beginning of  period    $ 10.00

     Income (loss) from investment operations:
       Net investment loss (1)                   (0.04)
       Net realized and unrealized
         gains on investments                      2.01
               Total from investment operations    1.97

     Net asset value, end of period              $11.97

     Total Return (2)                            19.70%

     Supplemental data and ratios:
       Net assets, end of period             $1,214,746
        Ratio of net operating expenses
          to average net assets (3)(4)            1.65%
        Ratio of net investment loss to
          average net assets (3)(4)             (1.24)%
       Portfolio turnover rate                   295.6%

     ______________________

     (1) Net  investment loss per share  represents
       net  investment  loss  divided  by  the  monthly
       average    shares    of   beneficial    interest
       outstanding.
     (2) Not annualized.
     (3) Annualized.
     (4) Net of expense reimbursements and waivers.
       Without expense reimbursements and waivers, the ratio of operating expenses to average net assets would have been 17.05%, and the ratio of net investment loss to average net assets would have been (16.64)%.


                  INVESTMENT STRATEGY

     The  Fund seeks to invest in the equity securities
of companies, regardless of size, which, in the opinion
of  the  Advisor,  will  experience  positive  earnings
growth  at an above average rate.  Although the Advisor
may  invest  in  companies of all  sizes,  the  Advisor
expects that most investments will be made in companies
with  small  to  medium  market  capitalizations.   The
Advisor   focuses  on  companies  which  exhibit   fast
earnings growth and are rising in price.  The Advisor's
general strategy is to be fully invested with at  least
95% of the Fund's assets invested in equity securities.
Although the Advisor's investment strategy is based  on
company  fundamentals,  companies  considered  by   the
Advisor
to be "growth" companies are often in the  same
or  related  market sectors.  Thus,  the  Fund  may  be
heavily  invested  in  a single  sector.   One  sector,
however,   like   technology,   may   include   various
industries,    like   networking,   telecommunications,
software, semiconductors or voice-processing.  The Fund
may   be  concentrated  in  one  sector,  while   being
diversified  among several industries.   The  Fund  may
take relatively large positions in a single issuer.  To
the  extent  the  Fund  is  concentrated,  it  will  be
susceptible to adverse economic, political,  regulatory
or  market  developments  affecting  a  single  sector,
industry or issuer.  Additionally, the Fund will invest
in  a  limited number of companies.  This may  increase
the volatility of investment performance.  Furthermore,
as  a  means  to increase returns, the Fund expects  to
trade  actively.   The annual portfolio  turnover  rate
could range from 300 to 500%, but generally will not exceed 800%. See "Implementation of Policies and Risks
Portfolio Turnover."

     When  making purchase decisions for the Fund,  the
Advisor uses a "buy discipline" that involves three key
components:   research,  fundamentals,  and  valuation.
The  Advisor  develops  its  own  research.   Using   a
computer-driven model, the Advisor screens for  certain
fundamental  attributes  that  it  believes   a   "buy"
candidate should possess, including (i) projected sales
growth  of 20% or more; (ii) projected earnings  growth
of  20%  or  more; and (iii) unexpected good  earnings.
The Advisor then assigns scores to the securities based
on  such  factors and ranks the securities accordingly.
Pursuant to that ranking, the Advisor constructs a list
of  securities for the Fund and purchases  the  highest
ranking  securities for its portfolio.   Companies  are
rescored and the portfolio is rebalanced weekly for variations from expectations.

     The Advisor makes sell decisions for the Fund based on two primary factors: significant deterioration in the price of the securities or better relative value in other securities.



         IMPLEMENTATION OF POLICIES AND RISKS

     In  implementing its investment strategy, the Fund
may   use   the  following  securities  and  investment
techniques.   Some of these securities  and  investment
techniques involve special risks, which are described below, elsewhere in this Prospectus or in the Fund's
SAI.

Common Stocks and Other Equity Securities

     The  Fund  will invest in common stocks and  other
equity securities.  Other equity securities may include
depository  receipts and warrants and other  securities
convertible or exchangeable into common stock.   Common
stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small and Medium Market Capitalization Companies

     The  Fund may invest a substantial portion of  its
assets  in  small  and medium-sized  companies.   While
small   and   medium-sized  companies  generally   have
potential  for  rapid  growth,  investments   in   such
companies  often involve greater risks than investments
in larger, more established companies because small and
medium-sized   companies  may   lack   the   management
experience,      financial      resources,      product
diversification,  and competitive strengths  of  larger
companies.    In   addition,  in  many  instances   the
securities  of  small  and medium-sized  companies  are
traded   only   over-the-counter  or  on   a   regional
securities  exchange, and the frequency and  volume  of
their trading is substantially less than is typical  of
larger  companies.  Therefore, the securities of  small
and  medium-sized companies may be subject  to  greater
and  more abrupt price fluctuations.  When making large
sales, the Fund may have to sell portfolio holdings  at
discounts  from  quoted prices or may have  to  make  a
series  of small sales over an extended period of  time
due  to  the  trading volume of small and  medium-sized
company  securities.  Investors should be  aware  that,
based  on the foregoing factors, an investment  in  the
Fund  may be subject to greater price fluctuations than
an  investment  in  a  fund that invests  primarily  in
larger,  more  established  companies.   The  Advisor's
research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Unseasoned Companies

     The  Fund  may invest in securities of  unseasoned
companies.   These  are companies  that  have  been  in
operation   less  than  three  years,   including   the
operations   of   any   of  their  predecessors.    The
securities of such companies may have limited liquidity and the prices of such securities may be volatile. The
Fund currently intends to invest no more than 10% of its total assets in securities of unseasoned companies.
The Fund may only invest up to 5% of its net assets in illiquid securities.

Non-Diversification and Sector Concentration

     As a "non-diversified" fund, the Fund is permitted
to  invest  its  assets  in a more  limited  number  of
issuers  than  other investment companies.   Under  the
Internal  Revenue  Code of 1986 (the "Code"),  however,
for  income  tax purposes, the Fund (i) may not  invest
more than 25% of its total assets in the securities  of
any one company or in the securities of any two or more
companies  controlled by the Fund  which,  pursuant  to
regulations under the Code, may be deemed to be engaged
in  the  same, similar, or related trades or businesses
and  (ii) with respect to 50% of its total assets,  may
not  invest  more than 5% of its total  assets  in  the
securities of any one company and may not own more than
10%  of  the outstanding voting securities of a  single
company.   Thus, as a "non-diversified" fund under  the
1940 Act, the Fund may invest (i) up to 50% of its total assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses and (ii) up to 50% of its total assets in the securities of as few as ten companies, up to 5% each, provided that, in any event, the Fund does not own in excess of 10% of any company's outstanding voting stock. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise unable to meet its obligations.

     The  Fund  may invest more than 25% of  its  total
assets in securities of companies in one or more market
sectors, such as the technology or health care  sector.
A market sector may be made up of companies in a number
of   different   industries.   The   Fund   will   only
concentrate  its  investments in  a  particular  market
sector  if  the  Advisor believes  that  the  potential
investment   return  justifies  the   additional   risk
associated with concentration in that sector.

     The  Fund may invest its assets in fewer  than  25
companies.   This strategy may increase the  volatility
of investment performance and the Fund could incur greater losses than funds that invest in a greater number of issuers.

Portfolio Turnover

     A  change in the investments held by the  Fund  is
known  as  "portfolio turnover."  The Fund's historical
portfolio  turnover  rate  is listed  under  "Financial
Highlights."   The annual portfolio turnover  rate  for
the  Fund  is expected to be between 300 and 500%,  but
generally   will  not  exceed  800%.   High   portfolio
turnover  generally involves above-average expenses  to
the  Fund,  including brokerage commissions  or  dealer
mark-ups  and other transaction costs on  the  sale  of
securities  and  reinvestment in other securities.   In
addition,  the  short-term gains  realized  from  these
transactions  are taxable to shareholders  as  ordinary
income.   In  fact,  it is possible that  100%  of  all
capital gains and losses in any fiscal year may qualify as short-term.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  changes
in market and economic conditions, the Advisor may hold
cash and/or invest up to 35% of the Fund's total assets
in short-term fixed-income securities issued by private
and  governmental  institutions.  It is  impossible  to
predict  when  or for how long the Advisor  may  employ
such  strategies.   Short-term fixed income  securities
must be rated at least A or higher by Standard & Poor's
("S&P"), Moody's Investors Service, Inc. ("Moody's") or
Fitch Investors Service, Inc. ("Fitch") or A- or higher
by  Duff  &  Phelps, Inc. ("D&P"), and include  without
limitation the following securities, each of which  has
a  stated maturity of one year or less from the date of
purchase  unless  otherwise  indicated,  or  securities
which the Advisor deems to be of comparable quality  to
rated    securities:    U.S.   government   securities,
including  bills,  notes  and bonds,  differing  as  to
maturity and rate of interest, which are either  issued
or   guaranteed  by  the  U.S.  Treasury  or  by   U.S.
governmental     agencies     or     instrumentalities;
certificates of deposit issued against funds  deposited
in  a  U.S. bank or savings and loan association;  bank
time  deposits,
which are monies kept on  deposit  with
U.S.  banks  or  savings and loan  associations  for  a
stated  period  of  time at a fixed rate  of  interest;
bankers'   acceptances  which  are  short-term   credit
instruments  used  to finance commercial  transactions;
commercial  paper  and commercial  paper  master  notes
(which  are demand instruments without a fixed maturity
bearing  interest  at rates which are  fixed  to  known
lending  rates  and  automatically adjusted  when  such
lending rates change) rated A-1 or better by S&P, Prime-
1  or  better by Moody's, Duff 2 or higher by  D&P,  or
Fitch  2  or higher by Fitch; and repurchase agreements
entered  into only with respect to obligations  of  the
U.S.  government,  its  agencies or  instrumentalities.
Repurchase  agreements could involve certain  risks  in
the  event of default or insolvency of the other  party
to   the   agreement,  including  possible  delays   or
restrictions upon the Fund's ability to dispose of  the
underlying  securities.   Additionally,  the  Fund  may
invest in short-term investment vehicles of a custodian bank.

ADRs

     The Fund may invest up to 20% of its net assets in
American Depositary Receipts ("ADRs") or other  foreign
instruments  denominated in  U.S.  dollars.   ADRs  are
receipts  typically  issued by a  U.S.  bank  or  trust
company  evidencing ownership of the underlying foreign
security   and  denominated  in  U.S.  dollars.    Some
institutions issuing ADRs may not be sponsored  by  the
issuer.  A non-sponsored depository may not provide the
same   shareholder   information   that   a   sponsored
depository is required to provide under the contractual
arrangements   with  the  issuer,  including   reliable
financial statements.

     Investments  in  securities  of  foreign   issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published   about  companies  in  the  United   States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  and  interest;  less
extensive  regulation  of foreign  brokers,  securities
markets  and  issuers;  costs incurred  in  conversions
between  currencies;  the  possibility  of  delays   in
settlement  in foreign securities markets;  limitations
on  the use or transfer of assets (including suspension
of  the  ability  to  transfer currency  from  a  given
country);  the  difficulty of enforcing obligations  in
other countries; diplomatic developments; and political
or  social  instability.  Foreign economies may  differ
favorably  or  unfavorably from  the  U.S.  economy  in
various respects, and many foreign securities are  less
liquid   and  their  prices  are  more  volatile   than
comparable U.S. securities.  From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable  to  foreign investing,  such  as  custody
charges  and  brokerage costs, are  higher  than  those
attributable  to  domestic  investing.   Although   the
Fund's investments will be denominated in U.S. dollars, the underlying foreign securities will be denominated in foreign currency. Accordingly, the value of the Fund's assets will increase or decrease in response to fluctuations in the value of those foreign currencies.



         Investment OBJECTIVE AND Restrictions

     The   Fund's   investment  objective  is   capital
appreciation. This investment objective is fundamental and cannot be changed without shareholder approval.
Under normal market conditions, the Fund will attempt to achieve this objective by investing at least 65% of its total assets in common stocks of companies which the Advisor characterizes as "growth" companies. There can be no assurance that the Fund will achieve its investment objective or that shares in the Fund will be worth more at redemption than at acquisition. The Fund may also hold cash and money market instruments to provide the Fund with liquidity and flexibility.

     In   addition,   the  Fund  has  adopted   certain
fundamental investment restrictions that, like the Fund's investment objective, may not be changed without shareholder approval.

         Limitation on Borrowing: The Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.

         Limitation on Lending: The Fund may not make loans if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements.

         Limitation on "Senior Securities": The Fund may not issue senior securities, except as permitted under the 1940 Act.

     All   of   the   Fund's   fundamental   investment
restrictions are described in the Fund's SAI.



           FUND ORGANIZATION AND MANAGEMENT

Organization

     The  Fund  is  a  series  of  common  stock  of  a
corporation, Grand Prix Funds, Inc. ("Corporation"),  a
Maryland company incorporated on October 30, 1997.  The
Corporation  is  authorized to issue shares  of  common
stock  in  series  and classes.  Each share  of  common
stock  is  entitled  to one vote,  and  each  share  is
entitled  to  participate  equally  in  dividends   and
capital  gains distributions.  No certificates will  be
issued  for  shares  held in your account.   You  will,
however, have full shareholder rights.  Generally,  the
Fund will not hold annual shareholders' meetings unless
required  by  the  1940 Act or  Maryland  Law.   As  of
October  31, 1998, Target Capital Management, Ltd.,  an
affiliate  of  the  Advisor,  and  Robert  Zuccaro   as
custodian for the benefit of Marc Zuccaro UTMA owned a controlling interest in the Fund.

Management

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing its business and affairs.  The Corporation has
entered into an Investment Advisory Agreement with  the
Advisor  under  which the Advisor  manages  the  Fund's
investments  and  business  affairs,  subject  to   the
supervision of the Corporation's Board of Directors.

     Advisor

     The Advisor is a Florida corporation organized  in
February 1992 and has been serving clients since  1983.
The  Advisor is controlled by Robert Zuccaro  who  owns
80%  of  the  Advisor.   Under the Investment  Advisory
Agreement, the Corporation pays the Advisor  an  annual
management fee of 1.00% of the Fund's average daily net
assets.   The  advisory fee is accrued daily  and  paid
monthly.   For the year ending December 31,  1998,  the
Advisor has agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.65% of the Fund's average daily net assets. After such date, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any waivers or absorptions will have the effect of temporarily lowering the Fund's overall expense ratio and increasing the Fund's overall return to investors. Under the Investment Advisory
Agreement, not only is the Advisor responsible for management of the Fund's assets, but also for portfolio transactions and brokerage.



     Portfolio Manager

     President of the Advisor, Robert Zuccaro  received
a  Bachelor's Degree from the University of  Bridgeport
in  1965 and a Master's in Business Administration from
Pace University in 1968.  Prior to founding Advisor  in
1983,  Mr.  Zuccaro spent six years with  Axe-Houghton,
where  he  was  President and Director of  Axe-Houghton
Stock Fund and Vice President and Director of portfolio
management  of  E.W.  Axe  &  Co.   Mr.  Zuccaro  is  a
Chartered Financial Analyst.

Custodian and Transfer Agent

     Fifth Third Bank ("Fifth Third") acts as custodian of the Fund's assets ("Custodian"). Sunstone Investor
Services,  LLC,  207  East Buffalo Street,  Suite  315,
Milwaukee, Wisconsin 53202-5712, serves as transfer agent for the Fund ("Transfer Agent").

Administrator

     Pursuant  to an Administration and Fund Accounting
Agreement,     Sunstone    Financial    Group,     Inc.
("Administrator")  performs certain administrative  and
tax   reporting  functions  for  the  Fund,   including
preparing  and  filing federal and state  tax  returns,
preparing and filing securities registration compliance
filings  with  various states, compiling data  for  and
preparing  notices  to  the  SEC,  preparing  financial
statements  for the annual and semi-annual  reports  to
the  SEC  and current investors, monitoring the  Fund's
expense  accruals and performing securities  valuations
and,   from   time  to  time,  monitoring  the   Fund's
compliance  with  the  Fund's investment  policies  and
restrictions.   For  these services, the  Administrator
receives  from  the  Fund  a fee,  computed  daily  and
payable monthly, based on the Fund's average net assets
at  an annual rate beginning at 0.20% and decreasing as
the assets of the Fund reach certain levels, subject to
an   annual  minimum  of  $65,000,  plus  out-of-pocket
expenses.

Distributor

     AmeriPrime   Financial  Securities,   Inc.,   1793
Kingswood Drive, Suite 200, Southlake, Texas  76092,  a
registered  broker-dealer and member of the NASD,  acts
as  distributor  of the Fund's shares  ("Distributor").
As  compensation for its services, the Distributor  may
retain  a portion of (i) the initial sales charge  from
purchases of Fund shares, and (ii) the Rule 12b-1 fees.
The Distributor may pay all or a portion of its fee  to
registered dealers who sell Fund shares, pursuant to  a
written dealer agreement.  Distributor and Advisor,  at
their   own  expense,  may  also  periodically  sponsor
programs   that   offer  additional   compensation   in
connection  with  the  sale of Fund  shares.   In  some
circumstances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares.

Fund Expenses

     The  Fund  is  responsible for its  own  expenses,
including    interest   charges;    taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
qualifying shares for sale with the states and the SEC;
expenses of issue, sale, repurchase, or redemption of shares; expenses of printing and distributing reports and prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for outside directors;
expenses of fidelity bond coverage and other insurance;
expenses  of  indemnification; extraordinary  expenses;
and costs of shareholder and director meetings.


                     YOUR ACCOUNT

Purchasing Shares

     In  General.  Shares of the Fund may be  purchased
through  any  dealer  which has entered  into  a  sales
agreement   with  the  Distributor,  or   through   the
Distributor  directly.   The Transfer  Agent  may  also
accept purchase applications.

     Shares  of  the  Fund are offered and  sold  on  a
continual  basis  at  the  next  offering  price   (the
"Offering  Price"), which is the sum of the  net  asset
value per share (next computed following receipt  of  a
purchase  request  in  good  order  by  a  dealer,  the
Distributor or the Transfer Agent, as the case may  be)
and   the  sales  charge  as  set  forth  below.    See
"Determination of Net Asset Value." The sales charge imposed on purchases of Fund shares is as follows:

                         Total Sales Charge


                        As a           As a         Portion of
 Your Investment     Percentage     Percentage    Offering Price
                    of Offering      of Your        Retained by
                       Price        Investment      Dealers  *

Less than $50,000      5.25%           5.54%           5.00%
$50,000-$100,000       4.50%           4.71%           4.50%
$100,001-$250,000      3.50%           3.63%           3.50%
$250,001-$500,000      2.50%           2.56%           2.50%
$500,001-$1,000,000    2.00%           2.04%           2.00%
$1,000,001 or more      None            None            None
     _____________________

     *All sales charges may at times be paid to the dealer involved in the trade, if any. A dealer that is paid all or substantially all of the sales charge may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     Certain investors, as described below under "Sales
Charge Waivers," may purchase Fund shares without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends and capital gains.

     In addition to the sales charge described above, Fund shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets of the Fund. See "Distribution and Shareholder
Servicing Plan."

     Sales Charge Waivers. The following investors may purchase shares of the Fund at net asset value without the imposition of any sales charge:

       certain retirement plans, such as profit-sharing, pension, 401(k) and simplified employee pension plans (SEPs and SIMPLEs), subject to minimum requirements with respect to the amount of purchase (minimum of at least $100,000);

       beneficial owners of wrap accounts who are clients of registered broker-dealers having a selling or service agreement with the Distributor;

       persons who roll-over their individual retirement accounts ("IRAs"), subject to minimum requirements with respect to the amount of purchase (minimum of at least
       $20,000);

       registered investment advisors or certified financial planners who have entered into an agreement with the Distributor for clients participating in comprehensive fee programs;

       clients of fee only financial planners;

       owners of private accounts managed by the Advisor who completely liquidate their private accounts and purchase Fund shares within 90 days of the liquidation;

       any person who purchases shares of the Fund with redemption proceeds from a registered investment company other than the Fund and on which the investor paid a contingent deferred sales charge, provided that the proceeds are invested in the Fund within 10 days of the redemption;

       directors, officers and full-time employees of the Fund, the Distributor, the Administrator and affiliates of such companies (including the Advisor) and spouses and family members of such persons;

       persons who have taken a distribution from a retirement plan invested in Fund shares, to the extent of the distribution, provided that the distribution is reinvested within 90 days of the payment date;

       government entities that are prohibited from paying mutual fund sales charges;

       registered broker-dealers who have entered into a selling or service agreement with the Distributor for their investment account only, and registered personnel and employees of such broker-dealers and the spouses and family members of such persons, in accordance with the internal policies and procedures of the broker-dealer;

       service providers of the Fund, including marketing firms, and their employees;

       trust companies investing $1 million or more for common trust or collective investment funds; and

       registered investment companies.

Please  call  the  Fund  at  1-800-432-4741  for   more
information on purchases of Fund shares at net asset value.

     Minimum Investment. Required minimum investments are as follows:

                                            ADDITIONAL
                                INITIAL       MINIMUM
     TYPE OF ACCOUNT            MINIMUM     INVESTMENT
                              INVESTMENT

     Regular                    $5,000        $1,000
     Automatic Investment Plan  $5,000        $1,000
     Gift to Minors             $5,000        $1,000
     IRAs                       $5,000        $1,000

     The  Fund  reserves the right to reject any  order
for  the purchase of its shares or to limit or suspend,
without prior notice, the offering of its shares.   The
required minimum investments may be waived in the  case
of  qualified  retirement plans.   The  Fund  will  not
accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a "Power of Attorney" or "POA" in the registration section of the Purchase Application.

     Opening  an Account by Mail.  Please complete  the
Purchase   Application.    You   may   duplicate    any
application or you can obtain additional copies of  the
Purchase   Application  from  the   Fund   by   calling
1-800-432-4741.

     Your completed Purchase Application should be mailed directly to:

          Grand Prix Funds, Inc.
          P.O. Box 1177
          Milwaukee, WI  53201-1177

     To purchase shares by overnight or express mail, please use the following street address:

          Grand Prix Funds, Inc.
          c/o Sunstone Investor Services, LLC
          207 East Buffalo Street, Suite 315
          Milwaukee, WI  53202-5712

     All applications must be accompanied by payment in the form of a check made payable to "Grand Prix Funds."
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. Payment may be delayed for up to 10 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. If you contemplate redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     Opening   an  Account  by  Wire.   You  may   make
purchases  by direct wire transfers.  To ensure  proper
credit  to  your  account, you must call  the  Fund  at
1-800-432-4741  for  instructions  and  to  obtain   an
investor  account number prior to wiring funds.   Funds
should be wired through the Federal Reserve System as follows:

            Fifth Third Bank
            A.B.A. Number:  042000314
            For credit to:  Grand Prix Funds
            Account Number:  729-00729
            For further credit to:
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification Number)

     A  Purchase  Application must be received  by  the
Fund to establish privileges and to verify your account
information.   Payment of redemption  proceeds  may  be
delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-432-4741.

     Adding to an Account by Mail.  When adding  to  an
account  by  mail, you should send your  check  to  the
Fund, together with a subsequent investment slip from a
recent   statement.    If  this  investment   slip   is
unavailable, you should send a signed note  giving  the
full  name of the account and the account number.   See
"Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

     Adding to an Account by Electronic Funds Transfer.
You  may  also make additional investments by telephone
or in writing through electronic funds transfers if you
have  previously selected this service.   By  selecting
this  service, you authorize the Fund to draw  on  your
preauthorized bank account as shown on the  records  of
the  Fund and receive the proceeds by electronic  funds
transfer.   Electronic  funds  transfers  may  be  made
commencing 10 business days after receipt by  the  Fund
of  your  request  to  adopt this service.   This  time
period allows the Fund to verify your bank information.
Investments  made by electronic funds transfer  in  any
one account must be in an amount of at least $1,000 and
will  be effective at the net asset value next computed
after  receipt  by the Fund of the proceeds  from  your
bank  account.   See "Additional Purchase  Information"
for more information.  Changes to bank information must
be made in writing and signed by all registered holders
of  the  account  with the signatures guaranteed  by  a
commercial bank or trust company in the United  States,
a  member  firm of the NASD or other eligible guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor. This service may be selected by calling the Fund at 1-800-432-4741 for the necessary form and instructions.

     Adding  to  an  Account by Wire.   For  additional
investments made by wire transfer, you should  use  the
wiring  instructions  listed  previously.  Be  sure  to
include   your   account  number.   Wired   funds   are
considered received in good order on the day they reach
the  Fund's bank account by the Fund's cut-off time for
purchases  and all required information is provided  in
the  wire  instructions.   The wire  instructions  will
determine the terms of the purchase transaction.

     Automatic Investment Plan.  You may make purchases
of  shares of the Fund automatically on a regular basis
($1,000  minimum per transaction).  You must  meet  the
Fund's minimum initial investment of $5,000 before  the
Automatic  Investment Plan ("AIP") may be  established.
Under  the AIP, your designated bank or other financial
institution  debits  a  preauthorized  amount  on  your
account  each designated period and applies the  amount
to  the purchase of Fund shares.  The Fund requires  10
business days after receipt of your request to initiate
the AIP to
verify your account information.  Generally,
the  AIP  will  begin  on  the  next  transaction  date
scheduled  by  the Fund for the AIP following  this  10
business  day  period.  AIP transactions are  scheduled
for  the  fifth,  tenth, fifteenth, twentieth,  twenty-
fifth  and/or  the  last  day  of  every  month.    AIP
transactions  also may be scheduled monthly,  quarterly
or  annually.   The  AIP  can be implemented  with  any
financial institution that is a member of the Automated
Clearing House.  No service fee is currently charged by
the  Fund  for  participation in  the  AIP.   You  will
receive  a  statement on a quarterly basis showing  the
purchases  made  under the AIP.   A  $23  fee  will  be
imposed  by  the Fund if for any reason the transaction
cannot be completed.  You will also be responsible  for
any  losses suffered by the Fund as a result.   When  a
purchase  is made pursuant to the AIP, and a redemption
of  such  shares  is requested shortly thereafter,  the
Fund may delay payment of the redemption proceeds until
the  Fund  verifies that the proceeds used to  purchase
the  shares  were properly debited from your designated
bank or other financial institution.  You may adopt the
AIP  at the time an account is opened by completing the
appropriate  section of the Purchase Application.   You
may obtain an application to establish the AIP after an
account  is  opened by calling the Fund  at  1-800-432-
4741.    A  signature  guarantee  is  required.   Under
certain circumstances (such as discontinuation of the AIP before the Fund's minimum initial investment is reached), the Fund reserves the right to redeem your Fund account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. Closing of an account may occur in periods of declining share prices. Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor.

     Purchasing  Shares  Through Other  Broker-Dealers.
If  the  securities dealer you have chosen to  purchase
Fund  shares  through  has not  entered  into  a  sales
agreement  with  the  Distributor,  such  dealer   may,
nevertheless,  offer  to  place  your  order  for   the
purchase of Fund shares. Purchases made through such dealers will be affected at the applicable Offering
Price. Such dealers may also charge a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase of such shares and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     Additional Purchase Information.  When a  purchase
is  made by check and a redemption is requested shortly
thereafter,  payment  may  be  delayed  for  up  to  10
calendar   days  on  redemption  requests  for   recent
purchases  made  by check in order to ensure  that  the
check  has  cleared.   This delay allows  the  Fund  to
verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.
The Fund will charge a $23 service fee against your account for any check or electronic funds transfer that is returned unpaid and your purchase will be canceled.
You will also be responsible for any losses suffered by the Fund as a result.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries  and redemptions unless expressly  waived  by
the  shareholder.  Consequently, Purchase  Applications
provide  that  investors  automatically  authorize  the
telephone  privileges unless they check the appropriate
box on the Purchase Application to waive the privilege.
If  you  have  any questions as to how  to  waive  this
privilege, or how to add or delete a privilege after an
account  is  established,  please  call  the  Fund   at
1-800-432-4741.  Generally, after the account has  been
established,  a  request to authorize,  waive,  add  or
delete  a  privilege must be in writing and  signed  by
each  registered holder of the account with  signatures
guaranteed by a commercial bank or trust company in the
United  States, a member of the NASD or other  eligible
guarantor  institution.   A Notary  Public  is  not  an
acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

     In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

Redeeming Shares

     In  General.  You may redeem shares of the Fund at
any  time.   The  price at which  the  shares  will  be
redeemed  is  the  net  asset  value  per  share   next
determined  after  proper redemption  instructions  are
received by the Fund.  See "Determination of Net  Asset
Value."   There are no sales charges for the redemption
of shares except that a fee of $10 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

     Redeeming  by  Mail.  To redeem  shares  by  mail,
simply  send  an unconditional written request  to  the
Fund  specifying the number of shares or dollar  amount
to be redeemed, the name(s) on the account registration
and the account number.  If the dollar amount requested
to  be  redeemed  is greater than the  current  account
value  as  determined by the net  asset  value  on  the
effective  date  of the redemption, the entire  account
balance  will  be redeemed.  A request  for  redemption
must  be  signed exactly as the shares are  registered.
If  the  amount requested is greater than $10,000,  the
proceeds  are  to be sent to a person  other  than  the
shareholder(s) of record, to a location other than  the
address  of  record or is made within  30  days  of  an
address change, each signature must be guaranteed by  a
commercial bank or trust company in the United  States,
a  member  firm of the NASD or other eligible guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor.   Additional documentation may  be  required
for   the  redemption  of  shares  held  in  corporate,
partnership  or  fiduciary accounts.   See  "Additional
Redemption Information" for instructions on redeeming shares in corporate accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney.

     The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption. However, the Fund may delay payment on redemptions of recent purchases made by check until the Fund verifies that the check used to purchase Fund shares will not be returned due to insufficient funds.
This is intended to protect the remaining investors from loss.

     Redeeming  by Telephone.  Shares may be  redeemed,
in  an  amount up to $10,000, by calling  the  Fund  at
1-800-432-4741.  Proceeds redeemed by telephone will be
mailed  to  your  address, or wired or  transmitted  by
electronic  funds  transfer to your preauthorized  bank
account  as  shown  on  the records  of  the  Fund.   A
redemption request in excess of $10,000 must be made in
writing  and  signed by each registered holder  of  the
account with signatures guaranteed by a commercial bank
or trust company in the United States, a member firm of
the  NASD  or  other eligible guarantor institution.  A
Notary  Public  is  not an acceptable  guarantor.   For
telephone   redemption  requests  received  within   30
calendar days after an address change, proceeds may be retained for up to 30 days or until a written request with signatures guaranteed is received. A redemption request within that 30 day time period must be in writing and signed by each registered holder of the account with signatures guaranteed. A Notary Public is not an acceptable guarantor. Telephone redemptions must be in amounts of $1,000 or more.

     Payment of the redemption proceeds for Fund shares
redeemed  by  telephone when you request  wire  payment
will  normally  be made in federal funds  on  the  next
business  day.  There is currently a $10 fee  for  each
wire   redemption.   It  will  be  deducted  from  your
redemption proceeds.  Electronically transferred  funds
will ordinarily arrive at your bank within two to three
banking   days  after  transmission.   To  change   the
designated  account, send a written  request  with  the
signature(s)  guaranteed to the Fund.  Once  the  funds
are   transmitted,  the  time  of   receipt   and   the
availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

     The  Fund reserves the right to refuse a telephone
redemption request if it believes it is advisable to do
so.   Procedures for redeeming shares of  the  Fund  by
telephone may be modified or terminated by the Fund  at
any  time.   In  an  effort to prevent unauthorized  or
fraudulent redemption requests by telephone,  the  Fund
has   implemented  procedures  designed  to  reasonably
assure that telephone instructions are genuine.   These
procedures include: requesting verification of  certain
personal information; recording telephone transactions;
confirming  transactions  in writing;  and  restricting
transmittal  of  redemption proceeds  to  preauthorized
designations.  Other procedures may be implemented from
time  to  time.   If  reasonable  procedures  are   not
implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

     You  should  be  aware  that  during  periods   of
substantial  economic or  market change,  telephone  or
wire  redemptions may be difficult to   implement.   If
you are unable to contact the Fund by telephone, you may also redeem shares by delivering or mailing the redemption request to: Grand Prix Funds, Inc., P.O. Box
1177, Milwaukee, WI 53201-1177. If you wish to send the information via overnight delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Investor
Services,  LLC,  207  East Buffalo Street,  Suite  315,
Milwaukee, WI 53202-5712. Redemption requests made via fax will not be accepted by the Fund.

     Redeeming  Shares  Through  Other  Broker-Dealers.
Investors may be charged a fee if they redeem shares of the Fund through a broker or dealer.

     Additional   Redemption   Information.    When   a
purchase is made by check and a redemption is requested
shortly   thereafter,  payment  may   be   delayed   on
redemption requests for recent purchases made by  check
until  the Fund verifies that proceeds used to purchase
Fund  shares  will not be returned due to  insufficient
funds.   This  is  intended to  protect  the  remaining
investors from loss.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries  and redemptions unless expressly  waived  by
the  shareholder.  Consequently, Purchase  Applications
provide  that  investors  automatically  authorize  the
telephone  privileges unless they check the appropriate
box on the Purchase Application to waive the privilege.
If  you  have  any questions as to how  to  waive  this
privilege, or how to add or delete a privilege after an
account  is  established,  please  call  the  Fund   at
1-800-432-4741.  Generally, after the account has  been
established,  a  request to authorize,  waive,  add  or
delete  a  privilege must be in writing and  signed  by
each  registered holder of the account with  signatures
guaranteed by a commercial bank or trust company in the
United  States, a member of the NASD or other  eligible
guarantor  institution.   A Notary  Public  is  not  an
acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

     Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

   1. A  written  letter of instruction signed  by  the
       required  number  of authorized officers,  along
       with    their    respective   positions.     For
       redemption  requests in excess of  $10,000,  the
       written  request  must be signature  guaranteed.
       A  signature  guarantee may be obtained  from  a
       commercial  bank or trust company in the  United
       States,  a  member  firm of the  NASD  or  other
       guarantor   and   "Signature  Guaranteed"   must
       appear with the signature. A Notary Public is not an acceptable guarantor.

   2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

   3. If  the  Corporate  Resolution is  more  than  60
       days  old  from  the  date  of  the  transaction
       request,  a Certificate of Incumbency  from  the
       Corporate  Secretary  which specifically  states
       that  the  officer  or  officers  named  in  the
       resolution  have the authority  to  act  on  the
       account.  The Certificate of Incumbency must  be
       dated   within   60   days  of   the   requested
       transaction.    If   the  Corporate   Resolution
       confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

     The Fund reserves the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you.

Shareholder Reports And Information

     The Fund will provide the following statements and reports:

     Confirmation   Statements.    Except    for    AIP
transactions, after each transaction that  affects  the
account  balance  or  account  registration,  you  will
receive a confirmation statement.  Participants in  the
AIP   will  receive  quarterly  confirmations  of   all
automatic transactions.

     Account Statements.  All shareholders will receive
quarterly  account statements.  If you need  additional
copies of previous statements, you may order statements
for  the  current  and preceding  year  at  no  charge.
Statements for earlier years are available for $5 each.
Call  1-800-432-4741 to order past statements.  If  you
need  information on your account with the Fund  or  if
you   wish   to  submit  any  applications,  redemption
requests,   inquiries  or  notifications,  you   should
contact:  Grand  Prix  Funds,  Inc.,  P.O.  Box   1177,
Milwaukee,  WI  53201-1177 or call 1-800-432-4741.   If
you   wish   to  send  the  information  via  overnight
delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Investor Services, LLC, 207 East Buffalo
Street, Suite 315, Milwaukee, WI 53202-5712.

     Financial Reports. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in the Fund.


           DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as  of
the close of trading (generally 4:00 p.m. Eastern Time)
on   each  day  the  Exchange  is  open  for  business.
Purchase  orders  and redemption requests  received  in
good  order on a day the Exchange is open for  trading,
prior  to  the  close of trading on that day,  will  be
valued  as  of  the  close  of  trading  on  that  day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading on the Exchange will be valued as of the  close
of  trading on the next day the Exchange is open.   The
Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares. Net asset value per share is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued  at fair value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or Nasdaq  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
Nasdaq for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or Nasdaq, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the   Corporation  or  its  delegate.   The  Board   of
Directors  may approve the use of pricing  services  to
assist  the  Fund  in the determination  of  net  asset
value.   All  money market instruments with  maturities
less than 60 days will be valued on an amortized cost basis.



      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1
under the 1940 Act (the "12b-1 Plan"), which authorizes
it   to   pay   the  Distributor  a  distribution   and
shareholder servicing fee of up to 0.25% of the average
daily  net assets.  All
or a portion of the fee may  be
used by the Distributor to finance activities primarily
intended  to  result in the sale of Fund  shares.   The
Distributor  is authorized to, in turn, pay  all  or  a
portion  of  these  fees  to any registered  securities
dealer,   financial  institution,   or   other   person
("Recipient") who renders assistance in distributing or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant  to  a written agreement ("Rule 12b-1  Related
Agreement").  The 12b-1 Plan is a "reimbursement" plan,
which  means that the fees paid by the Fund  under  the
Plan   are   intended  as  reimbursement  for  services
rendered  and commission fees borne up to  the  maximum
allowable distribution and shareholder servicing  fees.
If more money for services rendered and commission fees
is  due  than  is  immediately payable because  of  the
expense limitation under the Plan, the unpaid amount is
carried forward from period to period while the Plan is
in  effect  until  such time as it  may  be  paid.   No
interest,  carrying, or other finance charges  will  be
borne  by  the  Fund  with respect  to  unpaid  amounts
carried  forward.   Payment  of  the  distribution  and
servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable.

     The  12b-1  Plan, including a form  of  the  12b-1
Related Agreement, has been unanimously approved by the
Board of Directors of the Corporation, including all of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  related
agreements    ("Disinterested    Directors")     voting
separately.

     The   12b-1  Plan,  and  any  Rule  12b-1  Related
Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's
Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan, or the Rule 12b-1 Related
Agreement, as applicable. In addition, the 12b-1 Plan, and any Rule 12b-1 Related Agreement, may be terminated without penalty, by vote of a majority of the Fund's outstanding voting securities, or by vote of a majority of Disinterested Directors (on not more than sixty (60)
days'  written  notice in the case of  the  Rule  12b-1
Related Agreement only).



            INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals  may establish their own tax-sheltered
IRAs.  The Fund offers two types of IRAs, a Traditional
IRA and a Roth IRA.

Traditional IRA

     In  a Traditional IRA, amounts contributed to  the
IRA  may  be tax deductible at the time of contribution
depending  on  whether  the  investor  is  an   "active
participant"  in an employer-sponsored retirement  plan
and  the  investor's  income.   Distributions  from   a
Traditional IRA will be taxed at distribution except to
the extent that the distribution represents a return of
the investor's own contributions for which the investor
did  not  claim  (or  was  not  eligible  to  claim)  a
deduction.   Distributions prior to age 59-1/2  may  be
subject  to an additional 10% tax applicable to certain
premature  distributions.  Distributions must  commence
by  April  1 following the calendar year in  which  the
investor   attains  age  70-1/2.   Failure   to   begin
distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA

     In  a Roth IRA, amounts contributed to the IRA are
taxed  at  the  time of contribution, but distributions
from the IRA are not subject to tax if the investor has
held   the  IRA  for  at  least  five  years  and   the
distributions  are on account of one of four  specified
events, i.e., attainment of age 59-1/2, disability, the
purchase  of  a  first home or death.  Investors  whose
income   exceeds  certain  limits  are  ineligible   to
contribute  to a Roth IRA.  Distributions that  do  not
satisfy  the  requirements for tax-free withdrawal  are
subject to income taxes (and possibly penalty taxes) to
the extent that the distribution exceeds the investor's
contributions  to  the  IRA.  The minimum  distribution
rules  applicable  to Traditional  IRAs  do  not  apply
during  the  lifetime of the investor.   Following  the
death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a  full  refund  of their  contributions.   The
custodian may, in its discretion, hold the initial contributions uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.



DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     The  Fund  intends to qualify for treatment  as  a
"Regulated  Investment Company" under Subchapter  M  of
the  Code and, if so qualified, will not be liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed   to  shareholders  on  a   timely   basis.
However, for federal income tax purposes, all dividends
and  distributions  of net realized short-term  capital
gains you receive from the Fund are taxable as ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash, unless you are exempt from  taxation
or  entitled to a tax deferral.  Distributions  of  net
realized  long-term capital gains you receive from  the
Fund,  whether  reinvested  in  additional  shares   or
received  in cash, are taxable as a capital gain.   The
capital gain holding period is determined by the length
of  time  the  Fund has held the security and  not  the
length  of time you have held shares in the Fund.   You
will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The   Fund  intends  to  pay  dividends  from  net
investment  income annually and to distribute  all  net
realized capital gains at least annually.  In addition,
the Fund may make additional distributions if necessary
to  avoid imposition of a 4% excise tax or other tax on
undistributed income and gains.  Please note,  however,
that the objective of the Fund is capital appreciation,
not   the  production  of  distributions.   You  should
measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When  a  dividend or capital gain is  distributed,
the  Fund's net asset value decreases by the amount  of
the  payment.  If you purchase shares shortly before  a
distribution,  you will be subject to income  taxes  on
the   distribution,  even  though  the  value  of  your
investment  (plus  cash received, if any)  remains  the
same.   All  dividends and capital  gain  distributions
will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Grand Prix Funds, Inc., P.O. Box 1177,
Milwaukee, WI 53201-1177. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                    YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry,  including  those  of  the  Advisor,
Custodian and Transfer Agent.  Many computer systems in
use   today   cannot   properly  process   date-related
information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.

     The Advisor has made compliance with the Year 2000
Issue  a  high  priority and is taking  steps  that  it
believes  are reasonably designed to address  the  Year
2000  Issue with respect to its computer systems.   The
Advisor  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Advisor does not currently  anticipate
that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment advisor to the Fund.



                   FUND PERFORMANCE

     The  Fund  may  from  time  to  time  compare  its
investment results to various passive indices or  other
mutual  funds and cite such comparisons in  reports  to
shareholders,  sales  literature,  and  advertisements.
The   results  may  be  calculated  on  several  bases,
including average annual total return, total return and cumulative total return.

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments in the Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects performance over a stated period of time.

                ADDITIONAL INFORMATION

DIRECTORS

     Robert Zuccaro
     Phillipp Villhauer
     Mary Jane Boyle
     Edward F. Ronan, Jr.
     Dennis K. Waldman

OFFICERS

     Robert Zuccaro, President
     Phillipp Villhauer, Vice-President and Secretary
     Mary Jane Boyle, Vice-President and Treasurer
     Andrea Romstad, Vice-President

INVESTMENT ADVISOR

     Target Holdings Corporation,
       d.b.a. Target Investors, Inc.
     15 River Road, Suite 220
     Wilton, Connecticut  06897

CUSTODIAN

     Fifth Third Bank
     38 Fountain Square Plaza
     Cincinnati, Ohio  45263

ADMINISTRATOR

     Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin 53202

TRANSFER AGENT

     Sunstone Investor Services, LLC

     For overnight deliveries, use:        For regular mail deliveries, use:
     Grand Prix Funds, Inc.                Grand Prix Funds, Inc.
     c/o Sunstone Investor Services, LLC   P.O.  Box 1177
     207  East Buffalo Street, Suite 315   Milwaukee,  WI 53201-1177
     Milwaukee, Wisconsin 53202-5712

INDEPENDENT AUDITORS

     Ernst & Young LLP
     111 East Kilbourn Avenue
     Milwaukee, Wisconsin  53202

DISTRIBUTOR

     AmeriPrime Financial Securities, Inc.
     1793 Kingswood Drive, Suite 200
     Southlake, Texas  76092

LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, Wisconsin  53202

          STATEMENT OF ADDITIONAL INFORMATION


                GRAND PRIX FUNDS, INC.

                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
              Telephone:  1-800-432-4741
            Website:  www.grandprixfund.com




     This Statement of Additional Information is not  a
prospectus and should be read in conjunction  with  the
Prospectus  of  the  Grand Prix  Fund  ("Fund"),  dated
November  30,  1998.   The  Prospectus,  which  may  be
revised from time to time, is available without charge upon request to the above-noted address, telephone number or website.

This Statement of Additional Information is dated
              November 30, 1998.

TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND RESTRICTIONS                           3

INVESTMENT POLICIES AND TECHNIQUES                              4

DIRECTORS AND OFFICERS                                          6

PRINCIPAL SHAREHOLDERS                                          7

INVESTMENT ADVISOR                                              8

DISTRIBUTOR                                                     9

FUND TRANSACTIONS AND BROKERAGE                                 9

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        10

PLAN OF DISTRIBUTION                                           10

TAXES                                                          11

DETERMINATION OF NET ASSET VALUE                               11

REDEMPTION IN KIND                                             11

SHAREHOLDER MEETINGS                                           11

PERFORMANCE INFORMATION                                        12

INDEPENDENT AUDITORS                                           13

FINANCIAL STATEMENTS                                           13


     No   person  has  been  authorized  to  give   any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information  ("SAI") and the Prospectus dated  November
30,  1998,  and  if given or made, such information  or
representations may not be relied upon as  having  been
authorized  by the Fund.  This SAI does not  constitute
an   offer   to  sell  securities  in  any   state   or
jurisdiction in which such offering may not lawfully be made.

INVESTMENT OBJECTIVE AND RESTRICTIONS

     The   Fund's   investment  objective  is   capital
appreciation.   The  Fund's  investment  objective  and
policies  are  described in detail  in  the  Prospectus
under   the   captions   "Investment   Objective    and
Restrictions"  and  "Implementation  of  Policies   and
Risks."   The  following  are  the  Fund's  fundamental
investment restrictions which cannot be changed without shareholder approval.

The Fund:

1.   May   not  issue  senior  securities,  except   as
     permitted under the Investment Company Act of 1940, as amended (the "1940 Act");

2. May not act as an underwriter of another company's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities;

3. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

4.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

5. May not invest more than 25% of its total assets in securities of companies in any one industry;

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

7.   May  (i) borrow money from banks for temporary  or
     emergency  purposes (but not for leverage  or  the
     purchase  of  investments), and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible under the 1940 Act, which may  involve
     a  borrowing, provided that the combination of (i)
     and (ii) shall not exceed 33 1/3% of the value  of
     the  Fund's  total  assets (including  the  amount
     borrowed), less the Fund's liabilities (other than
     borrowings).  The Fund may also borrow money  from
     other   persons   to  the  extent   permitted   by
     applicable law;

8.   Notwithstanding  any other fundamental  investment
     policy  or  restriction, may  invest  all  of  its
     assets  in  the  securities of a  single  open-end
     management  investment company with  substantially
     the   same   fundamental   investment   objective,
     policies, and restrictions.

     The following non-fundamental operating policies may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange  Commission ("SEC")  or  its  staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 5% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5 under the Commodity Exchange Act ("CEA")
     and, in accordance with Rule 4.5, will use futures
     or options on futures transactions solely for bona
     fide  hedging transactions (within the meaning  of
     the  CEA); provided, however,  that the Fund  may,
     in addition to bona fide hedging transactions, use
     futures and options on futures transactions if the
     aggregate initial margin and premiums required  to
     establish such positions, less the amount by which
     any  such  options  positions  are  in  the  money
     (within the meaning of the CEA), do not exceed  5%
     of the Fund's net assets.

6.   Make  any  loans  other than  loans  of  portfolio
     securities,  except  through  purchases  of   debt
     securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements or mortgage  dollar  rolls,
     and   will  not  purchase  securities  when   bank
     borrowings exceed 5% of its total assets.

     Except for the fundamental investment restrictions
listed  above and the Fund's investment objective,  the
other  investment policies described in the  Prospectus
and  this  SAI are not fundamental and may  be  changed
with approval of the Fund's Board of Directors.  Unless
noted otherwise, if a percentage restriction is adhered
to  at  the  time  of investment, a later  increase  or
decrease in percentage resulting from a change  in  the
Fund's   assets   (i.e.,  due  to   cash   inflows   or
redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


INVESTMENT POLICIES AND TECHNIQUES

     The    following   information   supplements   the
discussion   of   the   Fund's  investment   objective,
strategy, and policies that are described in the Prospectus under the captions "Investment Strategy,"
"Implementation of Policies and Risks," and "Investment
Objective and Restrictions."

Depositary Receipts

     The  Fund  may  invest  in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  of  companies based in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositaries agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Convertible Securities

     The  Fund  may  invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying  stock  (or warrant) since they  have  fixed
income characteristics, and (iii) provide the potential
for  capital  appreciation if the market price  of  the
underlying  common  stock (or  warrant)  increases.   A
convertible  security may be subject to  redemption  at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Non-diversification and Sector Concentration

     While  the Fund is "non-diversified," which  means
that  it  is permitted to invest its assets in  a  more
limited   number  of  issuers  than  other   investment
companies, the Fund intends to diversify its assets  to
qualify  for  tax  treatment as a regulated  investment
company  under the Internal Revenue Code  of  1986,  as
amended ("Code").  To so qualify (i) not more than  25%
of the total value of the Fund's assets may be invested
in  securities  of  any  one issuer  (other  than  U.S.
Government  securities  and  the  securities  of  other
regulated investment companies) or of any two  or  more
issuers controlled by the Fund, which, pursuant to  the
regulations under the Code, may be deemed to be engaged
in  the same, similar, or related trades or businesses,
and  (ii) with respect to 50% of the total value of the
Fund's  assets (a) not more than 5% of its total assets
may  be  invested in the securities of any  one  issuer
(other   than  U.S.  Government  securities   and   the
securities of other regulated investment companies) and
(b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     In  addition,  the Fund has adopted a  fundamental
investment  restriction which prohibits the  Fund  from
investing  more  than  25%  of  its  total  assets   in
securities  of  companies  in  any  one  industry.   An
industry is defined as a business-line subsector  of  a
stock-market  sector.  While the Fund  may  be  heavily
invested in one single market sector like technology or
health care, for example, it will not invest more  than
25%  of its total assets in securities of companies  in
any one industry.  To the extent that a relatively high
percentage of the Fund's assets may be invested in  the
securities of a limited number of companies, the Fund's
portfolio  securities may be more  susceptible  to  any
single  economic,  political, or regulatory  occurrence
than   the   portfolio  securities  of  a   diversified
investment company.

Temporary Strategies

     As  described in the Prospectus under the  heading
"Implementation  of  Policies  and  Risks,"  prior   to
investing proceeds from sales of Fund shares,  to  meet
ordinary   daily  cash  needs,  and   to   retain   the
flexibility  to respond promptly to changes  in  market
and  economic conditions, the Fund may hold cash and/or
invest  up  to 35% of its total assets in money  market
instruments.   The money market instruments  which  the
Fund  may  purchase include U.S. Government securities,
bank  obligations, obligations of savings institutions,
fully   insured  certificates  of  deposit,  commercial
paper, and securities issued by registered investment companies holding themselves out as money market funds.
Such securities include:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

     Bank    Obligations.     Obligations    (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see   below)   and   other   debt
obligations) of banks subject to regulation by the U.S.
Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully    Insured    Certificates    of    Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions,  having  total assets  of  less  than  $1
billion,  if the principal amount of the obligation  is
insured  by  the  Bank Insurance Fund  or  the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 5% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper.  Commercial paper rated  Prime-1
or   better   by   Moody's  Investors   Service,   Inc.
("Moody's"),  A-1  or  better  by  Standard  &   Poor's
Corporation ("S&P"), Duff 2 or higher by Duff & Phelps,
Inc.  ("D&P"),  or Fitch 2 or higher by Fitch  Investor
Services, Inc. ("Fitch"); and

     Money   Market   Funds.   Securities   issued   by
registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.


DIRECTORS AND OFFICERS

     The  directors and officers of Grand  Prix  Funds,
Inc.  ("Corporation"), of which the Fund is  a  series,
together   with  information  as  to  their   principal
business  occupations during the last five  years,  and
other information, are shown below.  Each director  who
is deemed an "interested person" as defined in the 1940
Act  is  indicated  by an asterisk.   Mr.  Zuccaro  has
served  as  a  director and officer of the  Corporation
since  its  inception on October 30, 1997.   The  other
directors  and  officers have served as such since
December 10,  1997.

     *Robert Zuccaro, President and a Director of the Corporation.

     Mr.  Zuccaro, 56 years old, received a  Bachelor's
Degree from the University of Bridgeport in 1965 and a Master's Degree in Business Administration from Pace
University  in  1968.  Prior to founding  what  is  now
Target  Holdings Corporation, doing business as  Target
Investors, Inc. ("Advisor") in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and Director of Axe-Houghton Stock Fund and Vice President and Director of portfolio management of E.W. Axe & Co.
Mr. Zuccaro is a Chartered Financial Analyst.

     Mr. Zuccaro's address is 15 River Road, Suite 220,
Wilton, Connecticut 06897.

     *Phillipp Villhauer, Vice-President, Secretary and a Director of the Corporation.

     Mr.  Villhauer,  33 years old, earned  a  Master's
Degree   in   Business  Administration   from   Fordham
University in 1994. Prior to joining Advisor as a portfolio manager/analyst in 1993, Mr. Villhauer was a trader at Brown Brothers Harriman & Company and an
Assistant  Vice-President Trader/Analyst at  Gabelli  &
Company, Inc.

     Mr.  Villhauer's address is 15 River  Road,  Suite
220, Wilton, Connecticut 06897.

     *Mary Jane Boyle, Vice-President, Treasurer and  a
Director of the Corporation.

     Ms. Boyle, 53 years old, earned a Master's Degree from the University of Bridgeport in 1971. Prior to co-founding Advisor in 1983, where she serves as Vice-
President,  Client Service, Ms. Boyle  was  a  Regional
Sales Director with Mondessa Enterprises, Inc.

     Ms. Boyle's address is 15 River Road, Suite  220,
Wilton, Connecticut 06897.

     Edward F. Ronan, Jr., a Director of the Corporation.

     Mr.  Ronan,  46  years  old,  earned  a  B.S.   in
accounting from the University of Bridgeport  in  1977.
Mr.  Ronan  is  a C.P.A. and a member of  Actis-Grande,
Ronan,  Carbone  &  Company, LLC,  a  certified  public
accounting firm and has
been with the firm since  1984.
Mr.  Ronan served as a director of Q.E.P. Co., Inc.,  a
flooring  tool manufacturer and distributor, from  1993
to 1998.

     Mr.  Ronan's  address is 30 Main Street,  Danbury,
Connecticut 06810.

     Dennis K. Waldman, a Director of the Corporation.

     Mr.  Waldman,  44  years old, graduated  from  the
Massachusetts Institute of Technology in  1976  with  a
Bachelor's  of  Science  degree  in  aeronautical   and
astronautical engineering and in electrical engineering
and  in  1978  with  a Master's of  Science  degree  in
aeronautical  and  astronautical  engineering.    Since
1994, Mr. Waldman has served as Vice-President of Sales
for  Strategic Information Associates, prior  to  which
time,  Mr.  Waldman worked at ITS as Vice-President  of
Sales.   From  1992 to 1994, Mr. Waldman  was  a  sales
representative at Tartan where he was involved in engineering sales.

     Mr.  Waldman's address is 62 Windsor Road,  Waban,
Massachusetts 02168.

     As  of October 31, 1998, officers and directors of
the Corporation beneficially owned 52,723.65 shares  of
common  stock  of  the Fund's then outstanding  shares.
Directors and officers of the Corporation who are  also
officers,  directors,  employees,  or  shareholders  of
Advisor  do not receive any remuneration from the  Fund
for  serving  as  directors or officers.   Accordingly,
Messrs. Zuccaro and Villhauer and Ms. Boyle do not receive any remuneration from the Fund for their services as directors and/or officers. The following table provides information relating to compensation paid to directors of the Corporation for their services as such for fiscal 1998 (10 months):


       Name                Cash           Other          Total
                       Compensation    Compensation

Edward F. Ronan, Jr.       $250             $0           $250
Dennis K. Waldman          $250             $0           $250


     Each  director  who is not deemed  an  "interested
person"  of  the  Fund, as defined  in  the  1940  Act,
receives   $125   per  meeting  and  reimbursement   of
reasonable  expenses.   The  Board  held  two  meetings
during   fiscal   1998   (10  months).    Disinterested
directors may elect to receive their compensation in the form of cash, shares of the Fund, or both.

PRINCIPAL SHAREHOLDERS

     As of October 31, 1998, the following persons owned of record or are known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and Address                 No. Shares   Percentage

Target Capital Management, Ltd.     50,000       45.2%
15 River Road, Suite 220
Wilton, Connecticut  06897

Robert Zuccaro, Custodian           50,000       45.2%
f/b/o Marc Zuccaro UTMA
38 Hunting Ridge
Wilton, Connecticut  06897


     Based on the foregoing, as of October 31, 1998, Target Capital Management, Ltd. and Robert Zuccaro,
Custodian for the benefit of Marc Zuccaro UTMA owned a controlling interest in the Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.

INVESTMENT ADVISOR

     Target   Holdings   Corporation,   d.b.a.   Target
Investors,  Inc. ("Advisor") is the investment  advisor
to  the  Fund.   The  Advisor is controlled  by  Robert
Zuccaro who owns 80% of the Advisor.

     The  investment  advisory  agreement  between  the
Corporation  and the Advisor dated as of  December  31,
1997 ("Advisory Agreement") has an initial term of  two
years   and  thereafter  is  required  to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a majority of the Fund's  outstanding
voting  securities (as defined in the 1940 Act).   Each
annual renewal must also be approved by the vote  of  a
majority  of  the Corporation's directors who  are  not
parties to the Advisory Agreement or interested persons
of  any  such party, cast in person at a meeting called
for  the  purpose  of  voting on  such  approval.   The
Advisory  Agreement  was  approved  by  the  Board   of
Directors,  including a majority of  the  disinterested
directors  on  December 10, 1997, and  by  the  initial
shareholder   on  December  23,  1997.   The   Advisory
Agreement is terminable without penalty on 60 days' written notice by the Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Board of Directors. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for managing the investments of the Fund.
As compensation for its services, the Corporation pays the Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. The organizational expenses of the Fund were advanced by the Advisor and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses were $79,558.


     The   Advisor  has  agreed  to  limit  the   total
operating  expenses  of the Fund  (excluding  interest,
taxes,  brokerage  and extraordinary  expenses)  to  an
annual  rate of 1.65% of the Fund's average net  assets
until  December 31, 1998.  After such date, the Advisor
may  from time to time voluntarily (but is not required
or  obligated  to) waive all or a portion  of  its  fee
and/or  absorb  certain Fund expenses.  Any  waiver  of
fees  or  absorption of expenses  will  be  made  on  a
monthly basis and, with respect to the latter, will  be
paid  to  the Fund by reduction of Advisor's fee.   For
the fiscal period ended October 31, 1998, the Fund did not pay an advisory fee to the Advisor because the Advisor waived its entire advisory fee. If the Advisor had not agreed to waive the advisory fee, the Advisor would have received $10,435 for its investment advisory services.

DISTRIBUTOR

     Under a Distribution Agreement dated November 30,
1998, (the "Distribution Agreement"), AmeriPrime
Financial Securities, Inc. acts as the principal distributor of the Fund's shares ("Distributor"). The
Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The Fund's shares are offered for sale continuously at net asset value per share plus a maximum initial sales charge of 5.25% of the offering price. Existing shareholders as of November 30, 1998, are not subject to the sales charge on additional purchases of Fund shares. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains. Certain other exceptions to the imposition of the sales charge apply, as discussed more fully in the Prospectus under the caption "Your Account." These exceptions are made available because minimal or no sales effort is required with respect to the categories of investors so excepted. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement, except that the Distribution
Agreement need not be approved by the Fund's shareholders.

FUND TRANSACTIONS AND BROKERAGE

     Under  the  Advisory Agreement,  Advisor,  in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions, and the allocation of portfolio brokerage
business.  The Fund has no obligation to deal with  any
particular broker or dealer; in executing transactions,
the  Advisor seeks to obtain the best execution at  the
best  security  price available with  respect  to  each
transaction.  The best price to the Fund means the best
net price without regard to the mix between purchase or
sale  price and commission, if any.  While the  Advisor
seeks
reasonably competitive commission rates, the Fund
does   not   necessarily  pay  the   lowest   available
commission.   Brokerage may be allocated based  on  the
sale of the Fund's shares.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  advisor,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing, or selling securities, and the availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  sectors, securities, economic factors  and
trends,  portfolio  strategy, and  the  performance  of
accounts; and (c) effecting securities transactions and
performing  functions  incidental  thereto   (such   as
clearance, settlement, and custody).

     In selecting brokers or dealers, Advisor considers
investment  and market information and other  research,
such   as   economic,   securities,   and   performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability, performance,
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
Advisor  determines in good faith that  the  amount  of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided by such broker or dealer to the Fund.  Advisor
believes that the research information received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to the  Fund.   Such
higher  commissions will not be paid by the Fund unless
(a) Advisor determines in good faith that the amount is
reasonable in relation to the services in terms of  the
particular transaction or in terms of Advisor's overall
responsibilities   with  respect   to   the   accounts,
including the Fund, as to which it exercises investment
discretion; (b) such payment is made in compliance with
the  provisions  of Section 28(e) and other  applicable
state  and  federal  laws; and (c) in  the  opinion  of
Advisor, the total commissions paid by the Fund will be
reasonable in relation to the benefits to the Fund over
the  long  term.   The  aggregate amount  of  brokerage
commissions paid by the Fund for the fiscal period ended October 31, 1998 was $10,048.

     Advisor  places portfolio transactions  for  other
advisory  accounts in addition to the  Fund.   Research
services  furnished  by firms through  which  the  Fund
effects  its  securities transactions may  be  used  by
Advisor  in servicing all of its accounts; not  all  of
such services may be used by Advisor in connection with
the  Fund.   Advisor  believes it is  not  possible  to
measure  separately the benefits from research services
to each of the accounts (including the Fund) managed by
it.   Because  the  volume and nature  of  the  trading
activities of the accounts are not uniform, the  amount
of  commissions in excess of those charged  by  another
broker or dealer paid by each account for brokerage and
research services will vary.  However, Advisor believes
such costs to the Fund will not be disproportionate  to
the  benefits  received by the  Fund  on  a  continuing
basis.     Advisor   seeks   to   allocate    portfolio
transactions  equitably whenever  concurrent  decisions
are made to purchase or sell securities by the Fund and
another   advisory  account.   In  some   cases,   this
procedure could have an adverse effect on the price  or
the  amount of securities available to the Fund.  There
can  be no assurance that a particular purchase or sale
opportunity will be allocated to the Fund.   In  making
such  allocations between the Fund and  other  advisory
accounts, certain factors considered by Advisor are the
respective investment objectives, the relative size  of
portfolio   holdings   of  the   same   or   comparable
securities, the availability of cash for investment, and the size of investment commitments generally held.

     The  Fund's portfolio turnover rate for the fiscal
period  ended  October 31, 1998 was 573.8%.   The  Fund
anticipates  that  its annual portfolio  turnover  rate
will  be  between 300 and 500% but generally  will  not
exceed  800%.   The  annual  portfolio  turnover   rate
indicates  changes  in the Fund's securities  holdings;
for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     As  custodian  of the Fund's assets,  Fifth  Third
Bank   ("Fifth  Third"),  38  Fountain  Square   Plaza,
Cincinnati,  Ohio 45263, has custody of all  securities
and cash of the Fund, delivers and receives payment for
portfolio  securities  sold,  receives  and  pays   for
portfolio securities purchased, collects income from investments, if any, and performs other duties, all as directed by the officers of the Corporation. Sunstone
Investor  Services, LLC ("Sunstone"), 207 East

Buffalo
Street, Suite 315, Milwaukee, Wisconsin 53202-5712, acts as transfer agent and dividend-disbursing agent for the Fund.


PLAN OF DISTRIBUTION

Distribution and Shareholder Servicing Plan

     As  described  more fully in the Prospectus  under
the  heading  "Distribution and  Shareholder  Servicing
Plan," the Fund has adopted a plan pursuant to Rule 12b-
1  under  the 1940 Act ("Plan") with respect  to  which
certain distribution and shareholder servicing fees may
be  paid  to  registered securities dealers,  financial
institutions,  or  other  persons  ("Recipients")   who
render assistance in distributing or promoting the sale
of  Fund  shares,  or  who provide certain  shareholder
services  to Fund shareholders, pursuant to  a  written
agreement ("Rule 12b-1 Related Agreement").  Under  the
terms of the Plan, the Fund may be required to pay  the
Recipients  a  fee of up to 0.25% of the average  daily
net assets to finance activities primarily intended  to
result  in  the  sale of Fund shares.  The  Plan  is  a
"reimbursement" plan, which means that the fees paid by
the  Fund  under the Plan are intended as reimbursement
for  services rendered and commission fees borne up  to
the  maximum  allowable  distribution  and  shareholder
servicing  fees.   If more money for services  rendered
and  commission fees is due than is immediately payable
because  of the expense limitation under the Plan,  the
unpaid  amount is carried forward from period to period
while  the Plan is in effect until such time as it  may
be  paid.   No  interest, carrying,  or  other  finance
charges will be borne by the Fund with respect to unpaid amounts carried forward.

Anticipated Benefits to the Fund

     The   Board   of  Directors  of  the   Corporation
considered  various  factors  in  connection  with  its
decision  to  continue the Plan,  including:   (a)  the
nature  and  causes  of  the circumstances  which  make
continuation of the Plan necessary and appropriate; (b)
the   way  in  which  the  Plan  would  address   those
circumstances,  including  the  nature  and   potential
amount   of  expenditures;  (c)  the  nature   of   the
anticipated  benefits;  (d)  the  merits  of   possible
alternative plans or pricing structures; and (e) the possible benefits of the Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its business judgment, that the Plan was reasonably
likely to benefit the Fund and its shareholders  in  at
least one or several potential ways.  Specifically, the
Board  concluded  that any Recipients  operating  under
Rule  12b-1 Related Agreements would have little or  no
incentive  to incur promotional expenses on  behalf  of
the  Fund  if  a Rule 12b-1 plan were not in  place  to
reimburse  them, thus making the adoption of  the  Plan
important   to  the  initial  success  and  thereafter,
continued  viability  of the Fund.   In  addition,  the
Board determined that the payment of Rule 12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

Amounts Expensed Under the Plan

     For the fiscal period ended October 31, 1998, the Fund incurred $2,609 under the Plan, all of which was spent on printing and mailing prospectuses to other than current shareholders.

TAXES

     As   indicated  under  "Dividends,  Capital   Gain
Distributions and Tax Treatment" in the Prospectus, the Fund intends to qualify annually as a "regulated investment company" under the Code. This qualification does not require government supervision of the Fund's management practices or policies.

     A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.


DETERMINATION OF NET ASSET VALUE

     As  set  forth  in the Prospectus under  the  same
heading,  the Fund's net asset value will be determined
as  of  the close of trading on each day the  New  York
Stock Exchange ("NYSE") is open for trading.  The  Fund
does not determine net asset value on days the NYSE  is
closed  and at other times described in the Prospectus.
The  NYSE  is  closed on New Year's Day, Martin  Luther
King,  Jr. Day, President's Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day.  Additionally, if any of these  holidays
falls  on  a  Saturday, the NYSE will not be  open  for
trading  on the preceding Friday and when such  holiday
falls  on  a  Sunday, the NYSE will  not  be  open  for
trading   on  the  succeeding  Monday,  unless  unusual
business conditions exist, such as the ending of a monthly or the yearly accounting period.


REDEMPTION IN KIND

     The Fund has filed a Notification under Rule 18f-1 under the 1940 Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the Fund's net asset value being redeemed, valued at the beginning of such election period. The Fund intends to also pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. Investors receiving an in kind distribution are advised that they will likely incur a brokerage charge on the disposition of such securities through a securities dealer.


SHAREHOLDER MEETINGS

     Maryland   law   permits   registered   investment
companies, such as the Corporation, to operate  without
an  annual  meeting  of  shareholders  under  specified
circumstances if an annual meeting is not  required  by
the   1940  Act.   The  Corporation  has  adopted   the
appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.


PERFORMANCE INFORMATION

     As  described in the "Fund Performance" section of
the    Fund's   Prospectus,   the   Fund's   historical
performance  or  return may be shown  in  the  form  of
various  performance figures.  The  Fund's  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Fund's  performance   include
general market conditions, operating expenses, and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

        P   =    a hypothetical initial payment of $1,000.
        T   =    average annual total return.
        n   =    number of years.
        ERV =    ending  redeemable  value  of   a
                 hypothetical  $1,000  payment  made  at
                 the beginning of the stated periods  at
                 the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") on the first day of the  period
and computing the "ending value" of that investment  at
the end of the period.  The total return percentage  is
then  determined by subtracting the initial  investment
from the ending value and dividing the remainder by the
initial  investment  and expressing  the  result  as  a
percentage.   The calculation assumes that  all  income
and capital gains dividends paid by the Fund have been reinvested at the Fund's net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Fund's performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other mutual funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations  of  the  Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

     The  Fund  may compare its performance to  a  wide
variety  of  indices and measures of inflation.   There
are    differences   and   similarities   between   the
investments  that  the  Fund  may  purchase   and   the
investments measured by these indices.

     Investors   may   want  to  compare   the   Fund's
performance to that of certificates of deposit  offered
by    banks    and   other   depository   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depository institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.

     Investors  may  also  want to compare  the  Fund's
performance  to  that  of money  market  funds.   Money
market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


INDEPENDENT AUDITORS

     Ernst  &  Young  LLP,  111 East  Kilbourn  Avenue,
Milwaukee, Wisconsin 53202, independent auditors for the Fund, audit and report on the Fund's financial statements.


FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are contained herein:

          (a) Report of Independent Auditors dated
              December 23, 1997.

          (b) Statement of Assets and Liabilities dated
              December 23, 1997.

          (c) Notes to Statement of Assets and Liabilities dated
              December 23, 1997.

          In    addition,   the   unaudited   financial
     statements and related notes contained in the Corporation's Semi-Annual Report for the period ended April 30, 1998, which may be obtained without charge by calling or writing to the Fund, are incorporated herein by reference.

            Report of Independent Auditors


To the Shareholder and
Board of Directors of
Grand Prix Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Grand Prix Fund, comprising the Grand Prix Funds, Inc. (the "Fund"), as of December 23,
1997. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Grand Prix Fund at December 23, 1997, in conformity with generally accepted accounting principles.



                        /s/  ERNST & YOUNG LLP


Milwaukee, Wisconsin
December 23, 1997

Grand Prix Funds, Inc.

Grand Prix Fund

Statement of Assets and Liabilities

December 23, 1997


Assets:
  Cash                                              $100,000
  Unamortized organization costs                      80,750


Total assets                                         180,750


Liabilities:
  Accrued organization costs                         $40,500
  Payable to adviser                                  40,250


Total liabilities                                    $80,750


Net assets                                          $100,000


Represented by:
  Capital stock, $0.01 par value (500,000,000 shares
    authorized and 10,000 shares outstanding)           $100
  Additional paid-in capital                          99,900



Net Assets                                         $100,000


Offering price, redemption price and
  net asset value per share (based
  on 10,000 shares of capital stock)                 $10.00



See accompanying notes to Statement of Assets and Liabilities.

                Grand Prix Funds, Inc.

     Notes to Statement of Assets and Liabilities

                   December 23, 1997


(1)  Organization

   Grand  Prix Funds, Inc. ("Grand Prix") was organized
   on  October  29, 1997 as a Maryland Corporation  and
   is  registered under the Investment Company  Act  of
   1940,  as  amended (the "1940 Act"), as an  open-end
   investment  company issuing its  shares  in  series,
   each  series representing a distinct portfolio  with
   its  own  investment objectives and  policies.   The
   only  series presently authorized is the Grand  Prix
   Fund  (the  "Fund").  The Fund has had no operations
   other   than   those   relating  to   organizational
   matters, including the sale of 10,000 shares to capitalize the Fund for cash in the amount of $100,000.

(2)Significant Accounting Policies

   (a)Organization Costs

      Costs  incurred  by the Fund in  connection  with
       its  organization, registration and the  initial
       public  offering  of shares have  been  deferred
       and  will  be  amortized  over  the  period   of
       benefit,  but not to exceed five years from  the
       date   upon   which  the  Fund   commenced   its
       investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

   (b)Federal Income Taxes

      The    Fund   intends   to   comply   with    the
       requirements   of  the  Internal  Revenue   Code
       necessary  to qualify as a regulated  investment
       company  and to make the requisite distributions
       of  income  to  its shareholders which  will  be
       sufficient   to   relieve   it   from   all   or
       substantially all federal income taxes.

(3)    Investment Adviser

   The  Fund  has  an  agreement with  Target  Holdings
   Corporation  d/b/a Target Investors (the  "Adviser")
   to  furnish  investment  advisory  services  to  the
   Fund.   Under  the  terms  of  this  agreement,  the
   Adviser  is  compensated at 1.00% of  average  daily
   net  assets of the Fund.  The Adviser has agreed  to
   reduce   its   fees  and/or  reimburse  the   Fund's
   expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.65% of average daily net assets until December 31, 1998.

(4)Administrator

   Sunstone     Financial     Group,     Inc.      (the
   "Administrator")  acts  as  Administrator  for   the
   Fund.    As   compensation  for  its  administrative
   services    and    the   assumption    of    certain
   administrative   expenses,  the   Administrator   is
   entitled  to  a  fee  computed  daily  and   payable
   monthly,  at an annual rate of 0.20% and  decreasing
   as  the  assets  of the Fund reach  certain  levels,
   subject  to an annual minimum of $65,000, plus  out-
   of-pocket  expenses.   The  minimum  annual  fee  is
   subject to an automatic annual escalation of 6%.

   The  Administrator  may  periodically  volunteer  to
   reduce  all  or a portion of its administrative  fee
   with  respect  to the Fund.  These  waivers  may  be
   terminated   at  any  time  at  the  Administrator's
   discretion.    The  Administrator   may   not   seek
   reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of the Fund to be higher than it would be in the absence of such reduction.

(5)Capital Stock

   Grand  Prix  is  authorized to  issue  Five  Hundred
   Million (500,000,000) shares of common stock with  a
   par  value  of  one  cent  ($0.01).   The  Board  of
   Directors is empowered to issue other series of Grand Prix shares without shareholder approval.

                        PART C

                   OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial     Statements     (included     or
          incorporated by reference in Parts A and B)

               Report  of  Independent  Auditors  dated
               December 23, 1997.

               Statement   of  Assets  and  Liabilities
               dated December 23, 1997.

               Notes   to   Statement  of  Assets   and
               Liabilities dated December 23, 1997.

               Schedule of Investments as of April  30,
               1998 (unaudited).

               Statement of Assets and Liabilities
               dated April 30, 1998 (unaudited).

               Statement of Operations for the period ended April 30, 1998 (unaudited).

               Statement of Change in Net Assets for the period ended April 30, 1998 (unaudited).

               Financial  Highlights  for  the   period
               ended April 30, 1998 (unaudited).

               Notes to the Financial Statements for the period ended April 30, 1998.

     (b)  Exhibits

        (1.1)  Registrant's Articles of Incorporation (1)

        (1.2)  Amendment to Registrant's Articles
               of Incorporation (2)

          (2)  Registrant's By-Laws (1)

          (3)  None

          (4)  None

          (5)  Investment Advisory Agreement (2)

        (6.1)  Distribution Agreement

        (6.2)  Form of Dealer Agreement

          (7)  None

          (8)  Custodian Agreement (2)

        (9.1)  Transfer Agency Agreement (2)

        (9.2)  Administration and Fund Accounting Agreement (2)

         (10)  Opinion and Consent of Godfrey & Kahn, S.C. (2)

         (11)  Consent of Ernst & Young LLP

         (12)  None

         (13)  Subscription Agreement (3)

       (14.1)  Individual  Retirement  Custodial
               Account - Traditional

       (14.2)  Individual  Retirement  Custodial
               Account - Roth

       (15.1)  Rule   12b-1   Distribution   and
               Shareholder Servicing Plan (2)

       (15.2)  Form of 12b-1 Related Agreement (2)

       (15.3)  Rule   12b-1   Distribution   and
               Shareholder Servicing Plan,  as  amended
               November 1, 1998

       (15.4)  Form   of   Rule  12b-1   Related
               Agreement, as amended

         (16)  None

         (17)  Financial Data Schedule (4)

         (18)  None

         (19)  Powers  of  Attorney for  Directors  and
               Officers (see signature page)

__________________

(1)     Incorporated by reference to Registrant's  Form
  N-1A as filed with the Commission on October 31, 1997.

(2)     Incorporated by reference to Registrant's  Pre-
  Effective   Amendment  No.  1  as  filed   with   the
  Commission on December 23, 1997.

(3)     Incorporated by reference to Registrant's  Pre-
  Effective   Amendment  No.  2  as  filed   with   the
  Commission on December 30, 1997.

(4)     Incorporated by reference to Registrant's Semi-
  Annual Report for the period ended April 30, 1998, as filed with the Commission on June 26, 1998.



Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                 Number of Record Holders
     Title of Securities          as of October 31, 1998

 Common Stock, $.01 par value               15

Item 27.  Indemnification

     Article   6.4   of   Registrant's   Articles    of
Incorporation provides as follows:

     The  Corporation shall indemnify (a) its Directors
and officers, whether serving the Corporation or at its
request  any other entity, to the full extent  required
by   (i)  Maryland  law  now  or  hereafter  in  force,
including  the advance of expenses under the procedures
and  to the full extent permitted by law, and (ii)  the
Investment  Company Act of 1940, as  amended,  and  (b)
other  employees and agents to such extent as shall  be
authorized  by the Board of Directors and be  permitted
by  law.  The foregoing rights of indemnification shall
not  be  exclusive of any other rights to  which  those
seeking indemnification may be entitled.  The Board  of
Directors may take such action as is necessary to carry
out  these
indemnification provisions and is expressly
empowered to adopt, approve and amend from time to time
such   resolutions   or  contracts  implementing   such
provisions or such further indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Advisor

     Besides  serving as investment advisor to  private
accounts,  the  Advisor is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession, vocation,  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession, vocation,  or  employment  of  a
substantial nature of Advisor's directors and  officers
is   hereby   incorporated  by   reference   from   the
information contained under "Fund Organization and Management - Management" in the Prospectus.

Item 29.  Principal Underwriters

     (a) The Distributor also acts as distributor for The Rockland Funds Trust, The Kenwood Funds and AmeriPrime Funds.

     (b)  The  principal business address of AmeriPrime
          Financial  Securities, Inc., the Registrant's
          principal   underwriter,  is  1793  Kingswood
          Drive,  Suite  200, Southlake,  Texas  76092.
          The following information relates to each officer and director of the Distributor:


                         Positions and Offices    Position and
                                 with               Offices
            Name              Underwriter             with
                                                   Registrant


      Ken Trumpfheller         President              None


     (c)  None.

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession of  Target
Holdings   Corporation,  doing   business   as   Target
Investors,  Inc., Registrant's investment  advisor,  at
Registrant's corporate offices, except (1) records held
and  maintained by Fifth Third Bank, 38 Fountain Square
Plaza, Cincinnati, Ohio 45263, relating to its function
as  custodian,  (2)  records  held  and  maintained  by
Sunstone  Investor  Services,  LLC,  207  East  Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712,
relating  to  its function as transfer agent,  and  (3)
records  held  and  maintained  by  Sunstone  Financial
Group,  Inc.,  207  East  Buffalo  Street,  Suite  400,
Milwaukee, Wisconsin 53202, relating to its function as administrator and fund accountant.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

     Registrant   undertakes  to  call  a  meeting   of
shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   has   duly   caused  this   Post-Effective
Amendment No. 2 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton and State of Connecticut on the 25th day of November, 1998.

                              GRAND  PRIX  FUNDS,  INC.
                              (Registrant)


                              By:/s/ Robert Zuccaro
                                 ---------------------
                                 Robert Zuccaro
                                 President


     Each   person   whose  signature   appears   below
constitutes and appoints Robert Zuccaro, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.


        Name                 Title                  Date



/s/ Robert Zuccaro       President and a         November 25, 1998
-------------------      Director
Robert Zuccaro



/s/ Phillipp Villhauer   Vice President,         November 25, 1998
----------------------   Secretary and a
Phillipp Villhauer       Director



/s/ Mary Jane Boyle      Vice President,         November 25, 1998
---------------------    Treasurer and a
Mary Jane Boyle          Director



/s/ Edward F. Ronan, Jr. Director                November 20, 1998
-----------------------
Edward F. Ronan, Jr.



-----------------------  Director
Dennis K. Waldman

                         EXHIBIT INDEX

Exhibit No. Exhibit

          (1.1)  Registrant's  Articles   of   Incorporation
          (previously filed as Exhibit 1 to Registrant's
          Form  N-1A)

          (1.2) Amendment to Registrant's Articles of Incorporation (previously filed as Exhibit
          1.2  to  Registrant's Pre-Effective Amendment
          No.  1  to Registrant's Form N-1A, File  Nos.
          333-39133 and 811-8461)

          (2)  Registrant's  By-Laws (previously  filed  as
          Exhibit 2 to Registrant's Form N-1A)

          (3)  None

          (4)  None

          (5)  Investment    Advisory     Agreement
          (previously   filed   as   Exhibit    5    to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (6.1)  Distribution Agreement

          (6.2)  Form of Dealer Agreement

          (7)  None

          (8)  Custodian Agreement (previously filed as
          Exhibit   8   to  Registrant's  Pre-Effective
          Amendment  No. 1 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (9.1)  Transfer    Agency    Agreement
          (previously   filed   as   Exhibit   9.1   to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (9.2)  Administration and Fund Accounting
          Agreement (previously filed as Exhibit 9.2 to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (10)  Opinion and Consent of Godfrey &  Kahn,
          S.C.  (previously  filed  as  Exhibit  10  to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (11)  Consent of Ernst & Young LLP

          (12)  None

          (13) Subscription Agreement (previously filed as Exhibit 13 to Registrant's Pre-Effective
          Amendment  No. 2 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (14.1)  Individual  Retirement Custodial  Account  -
          Traditional

          (14.2)  Individual  Retirement Custodial  Account  -
          Roth

          (15.1)      Rule   12b-1   Distribution   and
          Shareholder Servicing Plan (previously filed as Exhibit 15.1 to Registrant's Pre-Effective
          Amendment  No. 1 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (15.2)     Form  of  12b-1 Related  Agreement
          (previously   filed  as   Exhibit   15.2   to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (15.3)  Rule  12b-1  Distribution  and  Shareholder
          Servicing Plan, as amended November 1, 1998

          (15.4) Form of Rule 12b-1 Related Agreement, as amended

          (16)  None

          (17)   Financial  Data  Schedule  (previously
          filed  as  Exhibit  27 to Registrant's  Semi-
          Annual Report for the period ended April 30, 1998, File Nos. 333-39133 and 811-8461)

          (18)  None

          (19)  Powers of Attorney for Directors and Officers
          (see signature page)